SCHEDULE OF OTHER SUPPLEMENTAL INFORMATION ABOUT THE COMPANY’S OPERATING LEASE (Details)	Dec. 31, 2023
Right-of-use Rou Assets And Lease Payable
Weighted average discount rate	4.45%
Weighted average remaining lease term (years)	12 years